OTHER INCOME, BY FUNCTION (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Operating Income [Abstract]
Schedule of other income by function
Other income, by function is as follows:

	For the year ended at December 31,
	2023	2022	2021
	ThUS$	ThUS$	ThUS$

Tours	36,297	24,068	11,209
Aircraft leasing	—	18,164	6,852
Customs and warehousing	27,553	30,323	27,089
Maintenance	7,784	7,995	15,602
Income from non-airlines products LATAM Pass	15,148	23,954	40,481
Other miscellaneous income (*)	61,859	49,782	126,098
Total	148,641	154,286	227,331
(*)Included within this amount ThUS$30,408 in December 31, 2022 and ThUS$118,188 in December 31, 2021 related to the compensation of Delta Air Lines Inc. for the JBA signed during 2019.